Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2018	2017	2018	2017

Benefit obligation at January 1	23 210	23 614	1 115	1 158

Current service cost	378	422	34	34

Interest cost	321	330	39	44

Past service costs and settlements	– 1	– 1 226		– 10

Administrative expenses	26	27

Remeasurement (gains)/losses arising from changes in financial assumptions	– 567	11	– 31	32

Remeasurement losses/(gains) arising from changes in demographic assumptions	5	– 26	1	– 9

Experience-related remeasurement losses/(gains)	264	47	– 32	– 87

Currency translation effects	– 374	1 138	– 7	5

Benefit payments	– 1 263	– 1 300	– 46	– 51

Contributions of associates	169	207

Effect of acquisitions, divestments or transfers	11	– 34		– 1

Benefit obligation at December 31	22 179	23 210	1 073	1 115

Fair value of plan assets at January 1	20 275	19 225	162	153

Interest income	249	236	5	5

Return on plan assets excluding interest income	– 805	1 429	– 8	12

Currency translation effects	– 310	909

Novartis Group contributions	520	579	6	43

Contributions of associates	169	207

Settlements	– 3	– 995

Benefit payments	– 1 263	– 1 300	– 46	– 51

Effect of acquisitions, divestments or transfers	6	– 15

Fair value of plan assets at December 31	18 838	20 275	119	162

Funded status	– 3 341	– 2 935	– 954	– 953

Limitation on recognition of fund surplus at January 1	– 89	– 54

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	25	– 30

Interest income on limitation of fund surplus	– 4	– 5

Limitation on recognition of fund surplus at December 31	– 68	– 89

Net liability in the balance sheet at December 31	– 3 409	– 3 024	– 954	– 953

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2018	2017	2018	2017

Net liability at January 1	– 3 024	– 4 443	– 953	– 1 005

Current service cost	– 378	– 422	– 34	– 34

Net interest expense	– 76	– 99	– 34	– 39

Administrative expenses	– 26	– 27

Past service costs and settlements	– 2	231		10

Remeasurements	– 507	1 397	54	76

Currency translation effects	64	– 229	7	– 5

Novartis Group contributions	520	579	6	43

Effect of acquisitions, divestments or transfers	– 5	19		1

Change in limitation on recognition of fund surplus	25	– 30

Net liability at December 31	– 3 409	– 3 024	– 954	– 953

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	137	133

Accrued benefit liability	– 3 546	– 3 157	– 954	– 953

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2018	2017	2016	2018	2017	2016

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.6%	1.5%	1.4%	4.4%	3.7%	4.2%

Expected rate of pension increase	0.4%	0.5%	0.4%

Expected rate of salary increase	2.8%	2.8%	2.2%

Interest on savings account	0.8%	0.6%	0.5%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2018 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 718

25 basis point decrease in discount rate	762

1 year increase in life expectancy	803

25 basis point increase in rate of pension increase	502

25 basis point decrease in rate of pension increase	– 133

25 basis point increase of interest on savings account	56

25 basis point decrease of interest on savings account	– 55

25 basis point increase in rate of salary increase	46

25 basis point decrease in rate of salary increase	– 47

The healthcare cost trend rate assumptions used for other post-employment benefits
	2018	2017	2016

Healthcare cost trend rate assumed for next year	7.0%	6.5%	7.0%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	5.0%

Year that the rate reaches the ultimate trend rate	2028	2025	2022

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2018	2017

Equity securities	15	40	28	31

Debt securities	20	60	35	35

Real estate	5	20	17	15

Alternative investments	0	20	16	15

Cash and other investments	0	15	4	4

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2018	December 31, 2017

Investment in shares of Novartis AG

Number of shares (in millions)	11.0	11.0

Market Value (in USD billions)	0.9	0.9

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2019 (estimated)	436	65

Expected future benefit payments

2019	1 146	66

2020	1 135	69

2021	1 130	71

2022	1 119	73

2023	1 109	74

2024–2028	5 444	366

Defined contribution plans
(USD millions)	2018	2017	2016

Contributions for defined contribution plans	547	406	338

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2018				2017

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	14 263	3 348	4 568	22 179	14 606	3 788	4 816	23 210

Thereof unfunded		649	491	1 140		728	499	1 227

By type of member

Active	5 618	653	1 616	7 887	5 627	796	1 646	8 069

Deferred pensioners		1 131	1 531	2 662		1 258	1 646	2 904

Pensioners	8 645	1 564	1 421	11 630	8 979	1 734	1 524	12 237

Fair value of plan assets at December 31	13 470	2 160	3 208	18 838	14 445	2 400	3 430	20 275

Funded status	– 793	– 1 188	– 1 360	– 3 341	– 161	– 1 388	– 1 386	– 2 935

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2018			2017

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	1 001	72	1 073	1 036	79	1 115

Thereof unfunded	882	72	954	874	79	953

By type of member

Active	270	25	295	310	26	336

Deferred pensioners	18	0	18	20	0	20

Pensioners	713	47	760	706	53	759

Fair value of plan assets at December 31	119	0	119	162	0	162

Funded status	– 882	– 72	– 954	– 874	– 79	– 953